Consolidated Statements of Operations (Annual) - USD ($)	3 Months Ended								9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 21,936,634			$ 64,702,018	$ 16,516,739			$ 44,910,006	$ 65,055,661	$ 46,842,717	$ 64,702,018	$ 44,910,006
Cost of revenue	20,621,674			63,168,303	15,675,687			43,947,654	62,410,367	45,469,730	63,168,303	43,947,654
Gross profit	1,314,960			1,533,715	841,052			962,352	2,645,294	1,372,987	1,533,715	962,352
Operating expenses
General and administration	1,256,147			4,517,631	957,195			4,174,367	3,390,097	3,664,473	4,517,631	4,174,367
Total operating expenses	1,256,147				957,195				3,390,097	3,664,473	4,517,631	4,174,367
Operating income (loss)	58,813			(2,983,916)	(116,143)			(3,212,015)	(744,803)	(2,291,486)	(2,983,916)	(3,212,015)
Other income (expense)
Other income	43,219				11,252				38,591	40,431	4,426	38,585
Other expenses	(71,027)				475				(54,247)	(421)	2,684	(117,562)
Interest expense	(3,693)				(6,802)				(22,417)	(648,889)	(675,481)	(3,509,323)
Change in fair value of derivative liabilities										317,080	317,080	255,614
Gain (loss) on settlement of debt										528,794	(528,794)	(154,629)
Total other income (expense)	(31,501)			(880,085)	4,925			(3,487,315)	(38,073)	(820,593)	(880,085)	(3,487,315)
Net income (loss) before provision for income taxes	27,312				(111,218)				(782,876)	(3,112,079)	(3,864,001)	(6,699,330)
Income taxes												(152)
Net income (loss)	27,312			$ (3,864,001)	(111,218)			$ (6,699,330)	(782,876)	(3,112,079)	(3,864,001)	(6,699,482)
Less: Net income (loss) attributable to noncontrolling interests	96,175				87,736				192,137	16,642	(26,228)	(125,591)
Net income (loss) attributed to stockholders of iQSTEL Inc.	(68,863)	$ (351,180)	$ (554,970)		(198,954)	$ (987,376)	$ (1,942,391)		(975,013)	(3,128,721)	(3,837,773)	(6,573,891)
Comprehensive income (loss)
Foreign currency adjustment	(1,096)				3,406				(2,503)	54,398	74,849	(146,373)
Total comprehensive income (loss)	26,216				(107,812)				(785,379)	(3,057,681)	(3,789,152)	(6,845,855)
Less: Comprehensive income attributable to noncontrolling interests	95,638				89,405				190,911	43,297	10,448	(197,314)
Net comprehensive income (loss) attributed to stockholders of iQSTEL Inc.	$ (69,422)				$ (197,217)				$ (976,290)	$ (3,100,978)	$ (3,799,600)	$ (6,648,541)
Basic and diluted loss per common share	$ 0.00				$ (0.00)				$ (0.01)	$ (0.02)	$ (0.03)	$ (0.10)
Weighted average number of common shares outstanding - Basic and diluted	151,750,426				141,697,141				150,057,315	133,173,421	135,383,893	63,941,222